Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement Of Partners Capital [Abstract]
Dividend declared per share	$ 0.06	$ 0.06	$ 0.06
Dividend	$ 6,223	$ 6,165	$ 6,144